Note 9 - Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Short-term Debt [Table Text Block]
(Dollar amounts in thousands)	2012	2011	2010

Balance at year-end	$6,538	$7,392	$7,632
Average balance outstanding	7,005	7,276	7,320
Maximum month-end balance	7,458	7,552	8,178
Weighted-average rate at year-end	2.97%	3.14%	3.10%
Weighted-average rate during the year	3.15%	3.23%	3.40%